NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Jan. 01, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of initial application of new IFRS on retained earnings		$ (791)
IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets recognized in the consolidated statement of financial position	$ 80,000
Operating lease liabilities recognized in the consolidated statement of financial position	88,000
Impact of initial application of new IFRS on accounts payable and accrued liabilities	(2,000)
Impact of initial application of new IFRS on other provisions related to lease exit costs	(5,000)
Impact of initial application of new IFRS on retained earnings	$ (1,000)